Average Annual Total Returns{- Fidelity® Intermediate Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-06 - Fidelity® Intermediate Government Income Fund	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 1 year	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 5 years	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 10 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB008 Past 1 year	LB008 Past 5 years	LB008 Past 10 years
Total	4.83%	1.72%	2.22%	4.04%	0.99%	1.43%	2.85%	1.01%	1.45%	5.20%	1.99%	2.38%